Notes Receivable - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 14, 2010	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable outstanding		$ 136,000	$ 136,000	$ 145,000
Shareholders [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of notes receivable due from stockholder	145,000
Shareholders [Member] | Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment cost for notes receivable		$ 0	$ 0	$ 0